Assets and Liabilities of Consolidated VIEs (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Variable Interest Entity [Line Items]
Finance subsidiaries-receivables, net	¥ 4,031,137		¥ 3,446,114
Total assets	13,635,357		11,787,599		11,577,714
Total liabilities	8,437,615		7,269,697
Consolidated variable interest entities
Variable Interest Entity [Line Items]
Finance subsidiaries-receivables, net	713,631		562,947
Restricted cash	20,885	[1]	17,486	[1]
Other assets	1,545		1,367
Total assets	736,061		581,800
Secured debt	718,980	[2]	563,460	[2]
Other liabilities	237		255
Total liabilities	¥ 719,217		¥ 563,715

[1]	Restricted cash as collateral for the payment of the related secured debt obligation is included in other current assets and investment and advances-other on the consolidated balance sheets.
[2]	Secured debt is included in short-term and long-term debt on the consolidated balance sheets.